Net Income (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013

Common share equivalents issuable upon exercise of common stock options	2,365	64	3,406	70

Shares issuable upon vesting of restricted stock	2,325	—	1,169	—

Shares issuable upon conversion of Series 1 convertible preferred stock	731,027	—	735,834	—

Shares issuable upon conversion of Series A CPS	—	29,065	—	29,065

Shares issuable upon conversion of Series B CPS	—	29,592	—	29,592

Shares issuable upon conversion of Series C CPS	—	3,254	—	3,254

Shares issuable upon conversion of MTDC Notes	397,554	—	397,554	—

Shares issuable upon conversion of Series A-1 convertible preferred stock	—	32,562	—	32,360

Shares issuable upon conversion of convertible promissory notes	—	29,744	—	29,562

Total common share equivalents excluded from denominator for diluted earnings per share computation	1,133,271	124,281	1,137,963	123,903

	Year Ended December 31,
	2013	2012

Common share equivalents issuable upon exercise of common stock options	611	1,218

Common share equivalents issuable upon exercise of common stock warrants	591,842	—

Common share equivalents issuable upon exercise of unit warrants	128,980	—

Shares issuable upon vesting of restricted stock	—	188

Shares issuable upon conversion of Series 1 Convertible Preferred Stock	2,912,306	—

Shares issuable upon conversion of Series A CPS	266,507	279,699

Shares issuable upon conversion of Series B CPS	470,189	394,564

Shares issuable upon conversion of Series C CPS	29,327	32,536

Shares issuable upon settlement of MTDC Notes	290,499	—

Shares issuable upon conversion of Series A-1 Convertible Preferred Stock	211,812	312,094

Shares issuable upon conversion of convertible promissory notes	193,372	284,832

Total common share equivalents excluded from denominator for diluted earnings per share computation	5,095,445	1,305,131